Cover	Jul. 05, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A ("Amendment") amends and supplements the Current Report on Form 8-K filed by V2X, Inc., an Indiana corporation formerly known as Vectrus, Inc. (the "Company"), with the Securities and Exchange Commission on July 5, 2022 (the "Original Filing") in connection with the closing of the transactions contemplated by the Agreement and Plan of Merger, dated as of March 7, 2022, by and among Vertex Aerospace Services Holding Corp., a Delaware corporation, the Company, Andor Merger Sub Inc., a Delaware corporation, and Andor Merger Sub LLC, a Delaware limited liability company.
Document Period End Date	Jul. 05, 2022
Entity File Number	001-36341
Entity Registrant Name	V2X, Inc.
Entity Central Index Key	0001601548
Entity Tax Identification Number	38-3924636
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	2424 Garden of the Gods Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Colorado Springs
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80919
City Area Code	719
Local Phone Number	591-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01 Per Share
Trading Symbol	VVX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false